Segment and geographic information (Schedule of Long Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 9,393	$ 11,455
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	8,045	10,622
U.S. and other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,348	$ 833